Net loss per ordinary share - Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		7,048,963	4,372,901
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share	4,977,699	4,977,699	4,372,901
Conversion of convertible note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of earnings per share		2,071,264	0